Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash from (used by) operations
Net income after taxes	$ 572.0	$ 840.0
Items not involving cash:
Depreciation and amortization (notes 8 and 9)	414.0	438.0
Provisions on assets (note 6)	109.0	416.0
Accretion expenses (note 17)	5.0	5.0
Share-based compensation (note 25)	6.0	4.0
Deferred income tax expense (recovery) (note 20)	126.0	(91.0)
Gains on sale of assets (notes 4 and 27)	(223.0)	(876.0)
Gain on remeasurement of previously held interest in AIJVLP (note 3)	(22.0)	0.0
Income from equity investments (note 14)	(49.0)	(141.0)
Unrealized losses (gains) on risk management contracts (note 23)	(21.0)	85.0
Losses on investments (note 27)	0.0	4.0
Amortization of deferred financing costs	8.0	12.0
Provision for doubtful accounts	25.0	27.0
Change in pension and other post-retirement benefits (note 28)	(11.0)	8.0
Other	15.0	9.0
Asset retirement obligations settled (note 17)	(4.0)	(2.0)
Distributions from equity investments	26.0	110.0
Changes in operating assets and liabilities (note 31)	(203.0)	(232.0)
Net cash provided (required) by operating activities	773.0	616.0
Investing activities
Business acquisitions, net of cash acquired (note 3)	(675.0)	0.0
Capital expenditures - property, plant and equipment	(825.0)	(1,296.0)
Capital expenditures - intangible assets	(18.0)	(38.0)
Contributions to equity investments	(72.0)	(179.0)
Change in loan to affiliate	(75.0)	0.0
Proceeds from disposition of equity investments (note 14)	376.0	0.0
Proceeds from sale of investments in publicly-traded entities	4.0	0.0
Proceeds from disposition of assets, net of transaction costs (note 4)	74.0	3,624.0
Proceeds from disposition of financing receivable	0.0	73.0
Net cash provided (required) by investing activities	(1,211.0)	2,184.0
Financing activities
Net repayment of short-term debt	(157.0)	(701.0)
Issuance of long-term debt, net of debt issuance costs	1,962.0	889.0
Repayment of long-term debt	(1,056.0)	(873.0)
Net borrowing (repayment) under credit facilities	191.0	(1,921.0)
Dividends - common shares	(268.0)	(266.0)
Dividends - preferred shares	(66.0)	(68.0)
Distributions to non-controlling interest	(28.0)	(13.0)
Contributions from non-controlling interests	7.0	48.0
Net proceeds from shares issued on exercise of options	1.0	1.0
Net proceeds from issuance of common shares	6.0	68.0
Redemption of preferred shares (note 25)	(200.0)	(38.0)
Net cash provided (required) by financing activities	392.0	(2,874.0)
Change in cash, cash equivalents, and restricted cash	(46.0)	(74.0)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2.0)	(9.0)
Net change in cash classified within assets held for sale	0.0	4.0
Cash, cash equivalents, and restricted cash beginning of year	122.0	201.0
Cash, cash equivalents, and restricted cash end of year (note 31)	$ 74.0	$ 122.0